PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

NOTE 22    PROPERTY, PLANT AND MINE DEVELOPMENT

	Depreciable			At December 31, 2017			At December 31, 2016
	Life				Accumulated	Net Book		Accumulated	Net Book
	(in years)			Cost	Depreciation	Value	Cost	Depreciation	Value
Land				$222	$—	$222	$218	$—	$218
Facilities and equipment	1	-	27	15,979	(9,760)	6,219	15,115	(8,774)	6,341
Mine development	1	-	27	5,260	(3,026)	2,234	4,773	(2,602)	2,171
Mineral interests	1	-	27	1,975	(624)	1,351	1,975	(577)	1,398
Asset retirement cost	1	-	27	1,069	(729)	340	982	(711)	271
Construction-in-progress				1,972	—	1,972	2,119	—	2,119
				$26,477	$(14,139)	$12,338	$25,182	$(12,664)	$12,518
Leased assets included above in facilities and equipment	1	-	27	$27	$(15)	$12	$27	$(11)	$16

	Depreciable			At December 31, 2017			At December 31, 2016
	Life				Accumulated	Net Book		Accumulated	Net Book
Mineral Interests	(in years)			Cost	Depreciation	Value	Cost	Depreciation	Value
Production stage	1	-	22	$865	$(624)	$241	$816	$(577)	$239
Development stage				39	—	39	66	—	66
Exploration stage				1,071	—	1,071	1,093	—	1,093
				$1,975	$(624)	$1,351	$1,975	$(577)	$1,398

Construction-in-progress at December 31, 2017 of $1,972 included $121 at North America related to construction at Carlin, CC&V, Long Canyon and other infrastructure at Nevada, $1,389 at South America primarily related to engineering and construction at Conga and Suriname and infrastructure at Yanacocha, $139 at Australia related to infrastructure at Tanami, Boddington, Kalgoorlie and the Tanami Power project and $316 at Africa related to the Subika underground project and Ahafo Mill expansion and other infrastructure at Akyem. There have been no costs capitalized during 2017 for the Conga project in South America, reported in Other South America.

Construction-in-progress at December 31, 2016 of $2,119 included $141 at North America related to construction at Carlin, CC&V, Long Canyon and other infrastructure at Nevada, $1,425 at South America primarily related to engineering and construction at Conga and Suriname and infrastructure at Yanacocha,  $155 at Australia related to infrastructure at Tanami, Boddington, and Kalgoorlie and $387 at Africa related to the Subika underground project and Ahafo Mill expansion and other infrastructure at Akyem and Ahafo. There have been no costs capitalized during 2016 for the Conga project in South America, reported in Other South America.